EQUITY ACCOUNTED INVESTMENTS - Schedule Of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 41,327	$ 40,698	$ 33,647
Proportion of ownership interest in joint venture	50.00%	50.00%
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ 2,568	$ 4,676
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	5,317	5,231
Equity accounted investments	$ 5,317	$ 5,231
Proportion of ownership interest in joint venture	62.00%	61.00%
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ 91
Real Estate and Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	50.00%
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 21,024	$ 22,314
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	517
Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	136	307
Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	1,444	1,154
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	389	431
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	10,530	8,972
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	1,771
Infrastructure | Data Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	3,209	2,920
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	1,010	962
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	5,114	4,033
Infrastructure | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	130	156
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	2,623	2,596
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	(49)
Private Equity | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	1,789	557
Private Equity | Norbord
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	$ 0	$ 1,185
Proportion of ownership interest in joint venture	0.00%	43.00%
Private Equity | Industrial operations [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	$ 834	$ 854
Renewable Power and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	1,833	$ 1,585
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ 238
Minimum | Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	16.00%	30.00%
Minimum | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	12.00%	14.00%
Minimum | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	14.00%	16.00%
Minimum | Infrastructure | Data Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	45.00%	45.00%
Minimum | Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	11.00%	11.00%
Minimum | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	21.00%	26.00%
Minimum | Infrastructure | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	22.00%	22.00%
Minimum | Private Equity | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	14.00%	25.00%
Minimum | Private Equity | Industrial operations [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	24.00%	24.00%
Maximum | Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%	90.00%
Maximum | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	60.00%	60.00%
Maximum | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	77.00%	85.00%
Maximum | Infrastructure | Data Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Maximum | Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Maximum | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	58.00%	58.00%
Maximum | Infrastructure | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Maximum | Private Equity | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	70.00%	90.00%
Maximum | Private Equity | Industrial operations [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	54.00%	54.00%
Core office | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 8,866	$ 9,440
Core office | Minimum | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	15.00%	14.00%
Core office | Maximum | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	56.00%	56.00%
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 2,338	$ 2,012
LP Investments and Other [Member] | Minimum | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	9.00%	18.00%
LP Investments and Other [Member] | Maximum | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	84.00%	80.00%
Core retail | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 9,684	$ 10,555
Core retail | Minimum | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	22.00%	12.00%
Core retail | Maximum | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	68.00%	68.00%
Aggregated individually immaterial joint ventures [member] | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 346	$ 383
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 226	$ 185
Proportion of ownership interest in joint venture	50.00%	50.00%
Energy [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 841	$ 716